UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-06629

Western Asset Managed Municipals Fund Inc.

(Exact name of registrant as specified in charter)

620 Eighth Avenue, 49th Floor, New York, NY 10018

(Address of principal executive offices) (Zip code)

Robert I. Frenkel, Esq.

Legg Mason & Co., LLC

100 First Stamford Place

Stamford, CT 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code: (888)-777-0102

Date of fiscal year end: May 31

Date of reporting period: August 31, 2018

ITEM 1.	SCHEDULE OF INVESTMENTS.

WESTERN ASSET MANAGED MUNICIPALS FUND INC.

FORM N-Q

AUGUST 31, 2018

WESTERN ASSET MANAGED MUNICIPALS FUND INC.

Schedule of investments (unaudited)	August 31, 2018

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
MUNICIPAL BONDS - 141.8%
Alabama - 8.4%
Jefferson County, AL, Sewer Revenue:
Convertible CAB, Subordinated Lien, Step bond, 0.000% until 10/1/23; 7.900%	0.000%	10/1/50	$11,580,000	$9,965,980
Senior Lien, AGM	5.500%	10/1/53	1,400,000	1,554,616
Subordinated Lien Warrants	6.000%	10/1/42	9,230,000	10,633,421
Subordinated Lien Warrants	6.500%	10/1/53	6,900,000	8,154,282
Lower Alabama Gas District, Gas Project Revenue	5.000%	9/1/46	6,725,000	8,081,971
Southeast Alabama Gas Supply District, Gas Supply Revenue:
	4.000%	4/1/24	2,750,000	2,921,215	(a)(b)
	4.000%	6/1/24	6,800,000	7,229,148	(a)(b)

Total Alabama				48,540,633

Arizona - 4.0%
Arizona State IDA, Education Revenue, Basis School Project, Credit Enhanced, SD Credit Program	5.000%	7/1/52	725,000	795,927
Navajo Nation, AZ, Revenue	5.500%	12/1/30	950,000	1,064,703	(c)
Queen Creek, AZ, Excise Tax & State Shared Revenue	5.000%	8/1/42	750,000	864,495
Salt Verde Financial Corp., AZ, Senior Gas Revenue:
	5.250%	12/1/28	2,000,000	2,353,540
	5.000%	12/1/32	10,000,000	11,756,400
	5.000%	12/1/37	5,500,000	6,536,475

Total Arizona				23,371,540

California - 18.4%
Alameda, CA, Corridor Transportation Authority Revenue, Second Subordinated Lien	5.000%	10/1/34	1,750,000	1,969,835
Anaheim, CA, Public Financing Authority Lease Revenue	5.000%	5/1/46	2,000,000	2,219,760
Bay Area Toll Authority, CA, Toll Bridge Revenue, San Francisco Bay Area, (SIFMA Municipal Swap Index Yield + 1.100%)	2.590%	4/1/24	5,500,000	5,679,630	(a)(b)
California Health Facilities Financing Authority Revenue, Lucile Salter Packard Children’s Hospital at Stanford	5.000%	11/15/56	750,000	846,563
California MFA Revenue:
Senior Lien, Linux Apartment Project	5.000%	12/31/43	1,500,000	1,677,600	(d)
Senior Lien, Linux Apartment Project	5.000%	12/31/47	1,000,000	1,114,890	(d)

See Notes to Schedule of Investments.

WESTERN ASSET MANAGED MUNICIPALS FUND INC.

Schedule of investments (unaudited) (cont’d)	August 31, 2018

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
California - (continued)
California State Health Facilities Financing Authority Revenue, Stanford Hospital & Clinics	5.150%	11/15/40	$2,000,000	$2,157,860	(e)
California State PCFA, Water Furnishing Revenue	5.000%	11/21/45	12,500,000	13,178,500	(c)(d)
California State, GO, Various Purpose	4.000%	11/1/36	1,000,000	1,071,230
California Statewide CDA Revenue, Methodist Hospital Project, FHA	6.625%	8/1/29	5,235,000	5,478,742	(e)
California Statewide CDA Student Housing Revenue, Provident Group-Pomona Properties LLC	5.750%	1/15/45	1,770,000	1,888,165	(c)
Golden State Tobacco Securitization Corp. Revenue:
Tobacco Settlement Funded	5.000%	6/1/47	1,500,000	1,542,075
Tobacco Settlement Funded	5.000%	6/1/47	1,900,000	1,953,295
Imperial Irrigation District, CA, Electric Revenue	5.500%	11/1/41	2,750,000	2,983,612	(e)
Inland Valley, CA, Development Agency, Successor Agency Tax Allocation Revenue	5.000%	9/1/44	2,405,000	2,606,202
Los Angeles County, CA, Public Works Financing Authority, Lease Revenue:
Multiple Capital Project II	5.000%	8/1/32	3,000,000	3,316,230
Multiple Capital Project II	5.000%	8/1/37	1,000,000	1,098,710
Los Angeles, CA, Department of Water & Power Revenue:
	5.000%	7/1/37	1,000,000	1,170,030
	5.000%	7/1/47	2,000,000	2,311,300
Power System	5.000%	7/1/38	2,000,000	2,318,120
Power System	5.000%	7/1/47	4,000,000	4,591,480
Los Angeles, CA, Department of Water & Power Waterworks Revenue	5.000%	7/1/48	2,500,000	2,895,075
Modesto, CA, Irrigation District COP:
Capital Improvement	6.000%	10/1/39	1,905,000	1,954,740	(e)
Capital Improvement	6.000%	10/1/39	4,595,000	4,716,308	(e)
M-S-R Energy Authority, CA, Gas Revenue:
	7.000%	11/1/34	3,430,000	4,864,666
Natural Gas	6.500%	11/1/39	8,000,000	11,236,720
River Islands, CA, Public Financing Authority, Special Tax Revenue, Community Facilities District No. 2003-1	5.500%	9/1/45	2,000,000	2,139,900
Riverside County, CA, Transportation Commission Sales Tax Revenue	5.000%	6/1/38	3,500,000	4,104,205
Riverside County, CA, Transportation Commission Toll Revenue:
Senior Lien	5.750%	6/1/44	200,000	221,600
Senior Lien	5.750%	6/1/48	600,000	663,690

See Notes to Schedule of Investments.

WESTERN ASSET MANAGED MUNICIPALS FUND INC.

Schedule of investments (unaudited) (cont’d)	August 31, 2018

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
California - (continued)
San Bernardino County, CA, COP, Arrowhead Project	5.125%	8/1/24	$5,185,000	$5,344,283
Shafter Wasco Irrigation District Revenue, CA, COP	5.000%	11/1/40	5,000,000	5,264,900
University of California, CA, Medical Center Pooled Revenue	5.000%	5/15/32	1,750,000	2,023,945

Total California				106,603,861

Colorado - 11.1%
Base Village Metropolitan District #2 Co., GO	5.750%	12/1/46	500,000	508,135
Colorado High Performance Transportation Enterprise Revenue, C-470 Express Lanes	5.000%	12/31/51	600,000	648,498
Colorado State Educational & Cultural Facilities Authority Revenue, University of Denver Project	5.000%	3/1/47	1,600,000	1,798,688
Colorado State Health Facilities Authority Revenue:
Catholic Health Initiatives	5.000%	9/1/41	4,000,000	4,029,160
Sisters Leavenworth	5.000%	1/1/35	6,000,000	6,231,180
Denver, CO, City & County Airport Revenue:
	6.125%	11/15/25	10,945,000	12,812,217	(d)(f)
	6.125%	11/15/25	13,630,000	13,677,841	(d)(e)
Public Authority for Colorado Energy, Natural Gas Purchase Revenue	6.500%	11/15/38	18,000,000	24,776,820

Total Colorado				64,482,539

Connecticut - 0.6%
Connecticut State Special Tax Obligation Revenue, Transportation Infrastructure Purpose	5.000%	1/1/37	1,500,000	1,666,230
Connecticut State, GO	5.000%	10/15/34	930,000	1,027,046
Harbor Point, CT, Infrastructure Improvement District, Special Obligation Revenue, Harbor Point Project Ltd.	5.000%	4/1/39	900,000	959,337	(c)

Total Connecticut				3,652,613

District of Columbia - 0.6%
District of Columbia Revenue:
Ingleside Rock Creek Project	5.000%	7/1/52	400,000	417,368
KIPP DC Project	5.000%	7/1/48	2,800,000	3,061,548

Total District of Columbia				3,478,916

Florida - 9.5%
Broward County, FL, Airport System Revenue	5.000%	10/1/47	1,250,000	1,397,725	(d)
Capital Trust Agency, FL, Senior Living Revenue, Elim Senior Housing Inc.	5.875%	8/1/52	350,000	358,876	(c)

See Notes to Schedule of Investments.

WESTERN ASSET MANAGED MUNICIPALS FUND INC.

Schedule of investments (unaudited) (cont’d)	August 31, 2018

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Florida - (continued)
Central Florida Expressway Authority Revenue, Senior Lien	5.000%	7/1/42	$650,000	$736,079
Florida State Development Finance Corp., Educational Facilities Revenue, Renaissance Charter School Inc. Project	6.125%	6/15/46	555,000	576,895	(c)
Florida State Mid-Bay Bridge Authority Revenue	5.000%	10/1/30	2,410,000	2,689,006
Greater Orlando, FL, Aviation Authority, Airport Facilities Revenue	5.000%	10/1/47	1,500,000	1,664,940	(d)
Miami-Dade County, FL, Aviation Revenue:
	5.000%	10/1/30	3,000,000	3,260,730	(d)
	5.500%	10/1/41	10,000,000	10,404,100	(e)
Miami International Airport	5.375%	10/1/35	10,705,000	11,418,809
Miami-Dade County, FL, Expressway Authority Toll System Revenue	5.000%	7/1/40	9,000,000	9,439,200
Miami-Dade County, FL, Health Facilities Authority Hospital Revenue, Nicklaus Children’s Hospital	5.000%	8/1/42	1,250,000	1,388,325
Orange County, FL, Health Facilities Authority Revenue, Presbyterian Retirement Communities	5.000%	8/1/47	750,000	813,210
Orange County, FL, School Board, COP, AGC	5.500%	8/1/34	8,000,000	8,277,760	(e)
Palm Beach County, FL, Health Facilities Authority, Acts Retirement-Life Communities	5.000%	11/15/45	750,000	828,840
Tampa-Hillsborough County, FL, Expressway Authority Revenue	5.000%	7/1/48	1,400,000	1,585,654

Total Florida				54,840,149

Georgia - 5.4%
Atlanta, GA, Water & Wastewater Revenue	6.250%	11/1/39	13,000,000	13,682,890	(e)
DeKalb, Newton & Gwinnett Counties, GA, Joint Development Authority Revenue, GGC Foundation LLC Project	6.125%	7/1/40	6,220,000	6,443,609	(e)
Main Street Natural Gas Inc., GA, Gas Project Revenue:
	5.000%	3/15/22	4,000,000	4,346,920
(SIFMA Municipal Swap Index Yield + 0.570%)	2.060%	12/1/23	6,750,000	6,739,740	(a)(b)

Total Georgia				31,213,159

Hawaii - 1.3%
Hawaii State Airports System Revenue	5.000%	7/1/39	7,000,000	7,367,290

Idaho - 0.2%
Idaho State Health Facilities Authority Hospital Revenue, Trinity Health Credit Group	5.000%	12/1/47	1,100,000	1,237,555

See Notes to Schedule of Investments.

WESTERN ASSET MANAGED MUNICIPALS FUND INC.

Schedule of investments (unaudited) (cont’d)	August 31, 2018

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Illinois - 15.3%
Chicago, IL, Board of Education, GO:
	5.000%	12/1/34	$100,000	$103,969
	5.000%	12/1/36	500,000	517,545
	5.000%	12/1/44	420,000	431,227
	5.000%	12/1/46	150,000	153,783
Chicago, IL, GO:
	5.000%	1/1/25	3,000,000	3,260,190
	5.500%	1/1/32	3,300,000	3,577,728
	5.500%	1/1/34	10,000	10,784
	5.500%	1/1/37	220,000	235,849
	6.000%	1/1/38	1,500,000	1,700,265
Chicago, IL, O’Hare International Airport Revenue:
	5.000%	1/1/31	1,000,000	1,097,440	(d)
	5.000%	1/1/35	7,000,000	7,607,110	(d)
General, Senior Lien	5.000%	1/1/41	1,000,000	1,101,530
Third Lien	5.625%	1/1/35	5,175,000	5,618,135	(e)
Third Lien	5.625%	1/1/35	1,240,000	1,334,128
Third Lien	5.750%	1/1/39	5,035,000	5,480,396	(e)
Third Lien	5.750%	1/1/39	965,000	1,041,650
Trips Obligated Group	5.000%	7/1/48	700,000	764,687	(d)
Chicago, IL, Transit Authority, Sales Tax Receipts Revenue, Second Lien	5.000%	12/1/51	1,000,000	1,065,210
Chicago, IL, Wastewater Transmission Revenue:
Second Lien	5.000%	1/1/38	750,000	812,543
Second Lien	5.000%	1/1/44	1,000,000	1,063,720
Second Lien	5.000%	1/1/47	1,000,000	1,075,270
Chicago, IL, Waterworks Revenue:
Second Lien	5.000%	11/1/29	1,800,000	2,032,434
Second Lien Project, AGM	5.000%	11/1/33	1,290,000	1,446,851
Second Lien, AGM	5.000%	11/1/36	1,110,000	1,234,819
Second Lien, AGM	5.000%	11/1/37	2,500,000	2,779,050
Second Lien, AGM	5.000%	11/1/38	2,000,000	2,221,600
Illinois State Finance Authority Revenue:
Depaul University	6.125%	10/1/40	5,000,000	5,525,150	(e)
Memorial Health System	5.500%	4/1/39	7,000,000	7,139,020
Illinois State Finance Authority, Student Housing & Academic Facilities Revenue, Chicago LLC, University of Illinois Chicago Project	5.000%	2/15/50	500,000	538,835

See Notes to Schedule of Investments.

WESTERN ASSET MANAGED MUNICIPALS FUND INC.

Schedule of investments (unaudited) (cont’d)	August 31, 2018

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Illinois - (continued)
Illinois State University Revenue, Auxiliary Facilities System, AGM	5.000%	4/1/37	$250,000	$274,933
Illinois State, GO:
	5.000%	11/1/26	2,000,000	2,135,040
	5.000%	2/1/29	1,660,000	1,756,795
	5.000%	10/1/29	3,795,000	4,042,130	(g)
	5.000%	10/1/29	750,000	798,840	(g)
	5.000%	1/1/33	1,500,000	1,564,305
	5.000%	11/1/33	2,350,000	2,460,379
	5.000%	12/1/42	2,000,000	2,082,460
Metropolitan Pier & Exposition Authority, IL, Dedicated State Tax Revenue, McCormick Project, State Appropriations	5.250%	6/15/50	12,000,000	12,237,600
Metropolitan Pier & Exposition Authority, IL, Revenue, McCormick Place Expansion Project, CAB	0.000%	12/15/52	3,100,000	574,244

Total Illinois				88,897,644

Indiana - 2.4%
Indiana Finance Authority, Wastewater Utility Revenue, CWA Authority	5.000%	10/1/41	5,000,000	5,378,100
Indiana State Finance Authority Revenue, Private Activity-Ohio River Bridges East End Crossing Project	5.000%	7/1/44	5,000,000	5,320,750	(d)
Richmond, IN, Hospital Authority Revenue, Reid Hospital & Health Care Services Inc. Project	6.625%	1/1/39	2,000,000	2,032,680	(e)
Valparaiso, IN, Exempt Facilities Revenue, Pratt Paper LLC Project	7.000%	1/1/44	1,000,000	1,171,200	(d)

Total Indiana				13,902,730

Kentucky - 0.2%
Kentucky State Economic Development Finance Authority Revenue, Louisville Arena Project, Louisville Arena Authority Inc., AGM	5.000%	12/1/45	1,000,000	1,114,140

Louisiana - 1.3%
Port New Orleans, LA, Board of Commissioners Port Facilities Revenue, AGM	5.000%	4/1/43	2,000,000	2,254,320	(d)
St. Charles Parish, LA, Gulf Zone Opportunity Zone Revenue, Valero Refining-New Orleans LLC	4.000%	6/1/22	5,000,000	5,271,450	(a)(b)

Total Louisiana				7,525,770

See Notes to Schedule of Investments.

WESTERN ASSET MANAGED MUNICIPALS FUND INC.

Schedule of investments (unaudited) (cont’d)	August 31, 2018

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Massachusetts - 5.4%
Massachusetts State DFA Revenue:
Broad Institute Inc.	5.000%	4/1/36	$1,000,000	$1,158,660
Broad Institute Inc.	5.250%	4/1/37	8,000,000	8,686,400	(e)
Milford Regional Medical Center	5.750%	7/15/43	500,000	538,965
Partners Healthcare System	5.000%	7/1/47	5,000,000	5,545,200
Suffolk University	5.750%	7/1/39	2,680,000	2,745,901
UMass Boston Student Housing Project	5.000%	10/1/48	750,000	810,960
Massachusetts State Housing Finance Agency, Housing Revenue	7.000%	12/1/38	4,575,000	4,608,443
Massachusetts State School Building Authority, Sales Tax Revenue	5.000%	5/15/43	3,000,000	3,307,770
Massachusetts State Transportation Fund Revenue, Rail Enhancement & Accelerated Bridge Programs	5.000%	6/1/42	3,600,000	4,116,996

Total Massachusetts				31,519,295

Michigan - 2.7%
Great Lakes, MI, Water Authority Water Supply System Revenue:
Senior Lien	5.000%	7/1/35	500,000	569,615
Senior Lien	5.000%	7/1/46	5,500,000	6,107,695
Michigan State Building Authority Revenue, Facilities Program	5.250%	10/15/47	650,000	722,059
Michigan State Finance Authority Ltd. Obligation Revenue, Higher Education, Thomas M Cooley Law School Project	6.750%	7/1/44	1,600,000	1,607,424	(c)
Michigan State Finance Authority Revenue:
Local Government Loan Program, Detroit Water & Sewer Department	5.000%	7/1/33	625,000	686,200
Local Government Loan Program, Detroit Water & Sewer Department	5.000%	7/1/34	250,000	273,842
Senior Lien, Detroit Water & Sewer	5.000%	7/1/33	1,270,000	1,391,209
Senior Lien, Detroit Water & Sewer	5.000%	7/1/44	1,320,000	1,418,076
Royal Oak, MI, Hospital Finance Authority Revenue, William Beaumont Hospital	5.000%	9/1/39	2,500,000	2,731,450

Total Michigan				15,507,570

Minnesota - 0.3%
Western Minnesota Municipal Power Agency Revenue	5.000%	1/1/46	1,530,000	1,696,097

Mississippi - 1.3%
Lansing, MI, Board of Water & Light Utility System Revenue	5.000%	7/1/37	7,000,000	7,473,760

See Notes to Schedule of Investments.

WESTERN ASSET MANAGED MUNICIPALS FUND INC.

Schedule of investments (unaudited) (cont’d)	August 31, 2018

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Missouri - 1.0%
Kansas City, MO, IDA, Senior Living Facilities Revenue, Kansas City United Methodist Retirement Home Inc.	6.000%	11/15/51	$900,000	$871,011	(c)
Kansas City, MO, Water Revenue	5.250%	12/1/32	1,000,000	1,008,830
Missouri State HEFA Revenue:
Children’s Mercy Hospital	5.625%	5/15/39	1,020,000	1,048,499
Lutheran Senior Services	5.000%	2/1/44	2,710,000	2,859,348

Total Missouri				5,787,688

Nebraska - 0.4%
Central Plains Energy Project, NE, Gas Project Revenue, Project #3	5.000%	9/1/42	1,800,000	2,147,526

Nevada - 0.2%
Reno, NV, Hospital Revenue, Washoe Medical Center, AGM	5.500%	6/1/33	1,185,000	1,187,619

New Jersey - 8.4%
New Jersey Institute of Technology Revenue	5.000%	7/1/45	750,000	835,035
New Jersey State EDA Revenue:
	5.000%	6/15/26	2,500,000	2,669,825
Continental Airlines Inc. Project	5.250%	9/15/29	3,000,000	3,260,370	(d)
Private Activity-The Goethals Bridge Replacement Project, AGM	5.125%	7/1/42	2,500,000	2,728,575	(d)
School Facilities Construction (SIFMA Municipal Swap Index Yield + 1.600%)	3.090%	3/1/28	15,000,000	14,910,750	(b)
New Jersey State EDA, Special Facility Revenue, Port Newark Container Terminal LLC Project	5.000%	10/1/37	650,000	702,110	(d)
New Jersey State Health Care Facilities Financing Authority Revenue:
Hackensack Meridian Health	5.000%	7/1/38	400,000	455,932
RWJ Barnabas Health Obligation Group	5.000%	7/1/43	1,200,000	1,340,460
New Jersey State Higher Education Assistance Authority, Student Loan Revenue	5.625%	6/1/30	12,320,000	12,646,480
New Jersey State Transportation Trust Fund Authority Revenue, Transportation System, CAB, NATL	0.000%	12/15/31	7,500,000	4,313,325
New Jersey State Turnpike Authority Revenue	5.000%	1/1/35	3,830,000	4,411,739
Tobacco Settlement Financing Corp., NJ, Revenue	5.000%	6/1/46	600,000	655,560

Total New Jersey				48,930,161

See Notes to Schedule of Investments.

WESTERN ASSET MANAGED MUNICIPALS FUND INC.

Schedule of investments (unaudited) (cont’d)	August 31, 2018

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
New York - 16.4%
Hudson Yards Infrastructure Corp. Revenue, NY	5.000%	2/15/42	$3,000,000	$3,399,150
Liberty, NY, Development Corp. Revenue:
Goldman Sachs Headquarters	5.250%	10/1/35	3,045,000	3,769,984
Goldman Sachs Headquarters	5.500%	10/1/37	1,485,000	1,895,706
Long Island Power Authority, NY, Electric System Revenue	6.000%	5/1/33	24,570,000	25,284,741	(e)
MTA Hudson Rail Yards Trust Obligations Revenue	5.000%	11/15/56	2,250,000	2,435,580
MTA, NY, Dedicated Tax Fund Revenue, Green Bonds	5.000%	11/15/47	1,500,000	1,707,105
MTA, NY, Revenue	5.250%	11/15/40	5,000,000	5,388,500	(e)
New York City, NY, Municipal Water Finance Authority, Water & Sewer System Revenue:
	5.000%	6/15/46	1,500,000	1,706,370
Second General Resolution Fiscal 2013	5.000%	6/15/47	2,350,000	2,680,011	(e)
Second General Resolution Fiscal 2013	5.000%	6/15/47	2,650,000	2,915,132
New York City, NY, TFA Revenue	5.000%	8/1/45	3,000,000	3,413,010
New York City, NY, TFA, Building Aid Revenue	5.000%	1/15/32	4,000,000	4,045,880
New York State Dormitory Authority, State Personal Income Tax Revenue, Bidding Group 3 Bonds	5.000%	2/15/43	3,000,000	3,412,080
New York State Liberty Development Corp., Liberty Revenue:
3 World Trade Center LLC Project	5.000%	11/15/44	1,750,000	1,842,138	(c)
4 World Trade Center LLC Project	5.750%	11/15/51	5,000,000	5,546,100
Second Priority, Bank of America Tower	5.125%	1/15/44	1,000,000	1,039,530
New York State Transportation Development Corp., Special Facilities Revenue:
LaGuardia Airport Terminal B Redevelopment Project	5.000%	1/1/33	1,750,000	1,952,755	(d)
LaGuardia Airport Terminal B Redevelopment Project	5.000%	7/1/41	8,000,000	8,561,440	(d)
LaGuardia Airport Terminal B Redevelopment Project	5.000%	7/1/46	1,500,000	1,601,220	(d)
LaGuardia Airport Terminal C & D Redevelopment Project	5.000%	1/1/36	2,000,000	2,218,300	(d)
Port Authority of New York & New Jersey Revenue:
	5.000%	1/15/41	2,750,000	2,911,150
	5.000%	10/15/41	6,400,000	7,218,368	(h)

Total New York				94,944,250

See Notes to Schedule of Investments.

WESTERN ASSET MANAGED MUNICIPALS FUND INC.

Schedule of investments (unaudited) (cont’d)	August 31, 2018

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
North Carolina - 0.5%
North Carolina State Turnpike Authority Revenue, Senior Lien	5.000%	1/1/30	$300,000	$341,046
North Carolina State Turnpike Authority, Monroe Expressway Toll Revenue:
	5.000%	7/1/47	750,000	814,598
	5.000%	7/1/51	1,500,000	1,628,130

Total North Carolina				2,783,774

Ohio - 2.0%
JobsOhio Beverage System Statewide Liquor Profits Revenue	5.000%	1/1/38	8,000,000	8,759,280
Ohio State Water Development Authority, Environmental Improvement Revenue, U.S. Steel Corp. Project	6.600%	5/1/29	3,000,000	3,095,010

Total Ohio				11,854,290

Oklahoma - 0.2%
Oklahoma State Turnpike Authority Revenue	5.000%	1/1/47	700,000	792,484
Payne County, OK, EDA Revenue, Epworth Living at The Ranch	6.875%	11/1/46	500,000	250,000	*(i)

Total Oklahoma				1,042,484

Oregon - 0.8%
Oregon State Facilities Authority Revenue, Legacy Health Project	5.000%	6/1/46	2,000,000	2,216,040
Umatilla County, OR, Hospital Facility Authority Revenue, Catholic Health Initiatives	5.000%	5/1/32	510,000	515,059
Washington Multnomah & Yamhill County, OR, School District No. 1 West Union, GO, Hillsboro, School Board Guaranty	5.000%	6/15/35	1,500,000	1,737,465

Total Oregon				4,468,564

Pennsylvania - 3.4%
Commonwealth Financing Authority, PA, Tobacco Master Settlement Payment Revenue:
Tobacco Master Settlement Payment Bonds	5.000%	6/1/32	250,000	283,802
Tobacco Master Settlement Payment Bonds	5.000%	6/1/33	500,000	565,830
Cumberland County, PA, Municipal Authority Revenue, Diakon Lutheran Social Ministries Project	5.000%	1/1/30	2,375,000	2,609,270
East Hempfield Township, PA, IDA Revenue, Student Services Inc.-Student Housing Project-Millersville University	5.000%	7/1/47	550,000	584,210
Pennsylvania State Turnpike Commission Revenue:
	5.250%	12/1/41	2,275,000	2,513,989	(e)
	5.250%	12/1/41	3,725,000	4,036,820
Pennsylvania State Turnpike Commission Revenue, Turnpike Subordinate Revenue Refunding Bond	5.000%	12/1/48	2,900,000	3,231,818

See Notes to Schedule of Investments.

WESTERN ASSET MANAGED MUNICIPALS FUND INC.

Schedule of investments (unaudited) (cont’d)	August 31, 2018

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Pennsylvania - (continued)
Philadelphia, PA, School District, GO	5.000%	9/1/33	$1,755,000	$1,942,171
Philadelphia, PA, Water & Wastewater Revenue	5.000%	7/1/45	1,000,000	1,099,340
State Public School Building Authority, PA, Lease Revenue:
Philadelphia School District Project, AGM	5.000%	6/1/31	600,000	673,488
Philadelphia School District Project, AGM	5.000%	6/1/33	1,780,000	1,985,768

Total Pennsylvania				19,526,506

Rhode Island - 0.9%
Rhode Island State Health & Educational Building Corp. Revenue, Hospital Financing	7.000%	5/15/39	5,000,000	5,185,200	(e)

South Carolina - 0.8%
South Carolina State Ports Authority Revenue:
	5.250%	7/1/40	2,500,000	2,656,200	(e)
	5.000%	7/1/48	1,750,000	1,957,253	(d)

Total South Carolina				4,613,453

South Dakota - 0.1%
South Dakota State HEFA Revenue, Regional Health	5.000%	9/1/40	500,000	557,415

Tennessee - 0.8%
Metropolitan Government of Nashville & Davidson County, TN, Water & Sewer Revenue:
	5.000%	7/1/46	1,000,000	1,148,960
Green Bond	5.000%	7/1/42	500,000	576,570
Tennessee Energy Acquisition Corp., Gas Revenue	4.000%	11/1/25	3,000,000	3,181,890	(a)(b)

Total Tennessee				4,907,420

Texas - 12.9%
Alamo, TX, Regional Mobility Authority Revenue, Senior Lien	5.000%	6/15/46	1,300,000	1,442,337
Arlington, TX, Special Tax Revenue, AGM	5.000%	2/15/48	1,250,000	1,415,787
Dallas-Fort Worth, TX, International Airport Revenue, Joint Improvement	5.000%	11/1/45	8,500,000	8,985,180
Grand Parkway Transportation Corp., TX, System Toll Revenue:
	5.000%	10/1/43	1,500,000	1,715,745
Convertible CAB, Step bond, 0.000% until 10/1/23; 5.500%	0.000%	10/1/36	4,000,000	3,789,120
Harris County, TX, Health Facilities Development Corp. Revenue, School Health Care System Revenue	5.750%	7/1/27	970,000	1,174,680	(f)
Houston, TX, Airport Systems Revenue, United Airlines Inc.	5.000%	7/15/30	5,500,000	5,985,100	(d)

See Notes to Schedule of Investments.

WESTERN ASSET MANAGED MUNICIPALS FUND INC.

Schedule of investments (unaudited) (cont’d)	August 31, 2018

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Texas - (continued)
Houston, TX, Utility System Revenue, Combined First Lien	5.000%	11/15/44	$1,000,000	$1,118,850
Love Field, TX, Airport Modernization Corp., General Airport Revenue:
	5.000%	11/1/33	120,000	134,843	(d)
	5.000%	11/1/36	120,000	133,841	(d)
Love Field, TX, Airport Modernization Corp., Special Facilities Revenue, Southwest Airlines Co. Project	5.250%	11/1/40	14,250,000	15,082,342
New Hope Cultural Education Facilities Finance Corp., TX, Student Housing Revenue, Collegiate Housing College Station LLC, Texas A&M University Project, AGM	5.000%	4/1/46	750,000	811,223
North Texas Tollway Authority Revenue:
	5.000%	1/1/39	825,000	920,073
	5.000%	1/1/40	2,000,000	2,172,780
	5.000%	1/1/45	2,105,000	2,316,426
Tarrant County, TX, Cultural Education Facilities Finance Corp., Retirement Facility Revenue, Buckner Senior Living Ventana Project	6.625%	11/15/37	610,000	675,520
Texas State Municipal Gas Acquisition & Supply Corp. III, Gas Supply Revenue	5.000%	12/15/27	8,550,000	9,310,180
Texas State Private Activity Bond Surface Transportation Corp. Revenue:
LBJ Infrastructure Group LLC	7.000%	6/30/40	7,000,000	7,560,420
Senior Lien, Blueridge Transportation Group LLC	5.000%	12/31/45	1,600,000	1,726,944	(d)
Texas State Water Development Board Revenue	5.000%	10/15/47	6,250,000	7,148,750
Woodloch Health Facilities Development Corp., TX, Senior Housing Revenue:
Inspired Living Lewsville Project	6.750%	12/1/51	1,000,000	1,039,510	(c)
Inspired Living Lewsville Project	10.000%	12/1/51	150,000	157,058

Total Texas				74,816,709

U.S. Virgin Islands - 0.8%
Virgin Islands Public Finance Authority Revenue:
Matching Fund Loan	5.000%	10/1/29	650,000	644,475
Matching Fund Loan	6.625%	10/1/29	700,000	701,750
Matching Fund Loan	6.750%	10/1/37	1,620,000	1,624,050
Matching Fund Loan	6.000%	10/1/39	1,475,000	1,475,000

Total U.S. Virgin Islands				4,445,275

See Notes to Schedule of Investments.

WESTERN ASSET MANAGED MUNICIPALS FUND INC.

Schedule of investments (unaudited) (cont’d)	August 31, 2018

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Utah - 0.2%
Utah State Charter School Finance Authority, Charter School Revenue, Syracuse Arts Academy Project, UT CSCE	5.000%	4/15/47	$1,000,000	$1,093,140

Virginia - 2.1%
Virginia State College Building Authority, VA, Educational Facilities Revenue, 21st Century College & Equipment Programs	5.000%	2/1/32	2,630,000	3,107,845
Virginia State Port Authority Port Facility Revenue:
	5.000%	7/1/41	1,100,000	1,221,539	(d)
	5.000%	7/1/45	1,500,000	1,654,890	(d)
Virginia State Public Building Authority, Public Facilities Revenue	5.000%	8/1/29	820,000	976,972
Virginia State Small Business Financing Authority Revenue:
Elizabeth River Crossing OpCo LLC Project	5.250%	1/1/32	3,000,000	3,228,420	(d)
Elizabeth River Crossings OpCo LLC Project	5.500%	1/1/42	2,000,000	2,164,020	(d)

Total Virginia				12,353,686

Washington - 1.0%
Port of Seattle, WA, Revenue	5.000%	5/1/43	1,500,000	1,670,250	(d)
Washington State HFC Revenue:
Heron’s Key	6.500%	7/1/30	350,000	379,792	(c)
Heron’s Key	6.750%	7/1/35	370,000	401,446	(c)
Washington State, GO	5.000%	8/1/34	3,000,000	3,478,500

Total Washington				5,929,988

Wisconsin - 0.5%
Public Finance Authority, WI, Ltd. Obligation Pilot Revenue, American Dream @ Meadowlands Project	7.000%	12/1/50	1,500,000	1,736,505	(c)
Public Finance Authority, WI, Revenue, Denver International Airport Great Hall Project	5.000%	9/30/49	1,000,000	1,092,110	(d)

Total Wisconsin				2,828,615

TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS (Cost - $766,566,853)				821,829,024

SHORT-TERM INVESTMENTS - 0.7%
MUNICIPAL BONDS - 0.7%
New York - 0.1%
New York City, NY, GO, LOC - Mizuho Corporate Bank	1.440%	4/1/42	500,000	500,000	(j)(k)

See Notes to Schedule of Investments.

WESTERN ASSET MANAGED MUNICIPALS FUND INC.

Schedule of investments (unaudited) (cont’d)	August 31, 2018

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Texas - 0.6%
Harris County, TX, Health Facilities Development Corp. Revenue, Methodist Hospital	1.420%	12/1/41	$1,000,000	$1,000,000	(j)(k)
The University of Texas System, Financing Systems, LIQ - University of Texas Investment Management Co.	1.390%	8/1/39	2,200,000	2,200,000	(j)(k)

Total Texas				3,200,000

TOTAL SHORT-TERM INVESTMENTS (Cost - $3,700,000)				3,700,000

TOTAL INVESTMENTS - 142.5% (Cost - $770,266,853)				825,529,024
Auction Rate Cumulative Preferred Stock, at Liquidation Value - (5.5)%				(32,075,000)
Variable Rate Demand Preferred Stock, at Liquidation Value - (37.6)%				(217,575,000)
Other Assets in Excess of Liabilities - 0.6%				3,534,527

TOTAL NET ASSETS APPLICABLE TO COMMON SHAREHOLDERS - 100.0%				$579,413,551

*	Non-income producing security.

(a)	Maturity date shown represents the mandatory tender date.

(b)

Variable rate security. Interest rate disclosed is as of the most recent information available. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.

(c)

Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board of Directors.

(d)	Income from this issue is considered a preference item for purposes of calculating the alternative minimum tax (“AMT”).

(e)

Pre-Refunded bonds are escrowed with U.S. government obligations and/or U.S. government agency securities and are considered by the manager to be triple-A rated even if issuer has not applied for new ratings.

(f)	Bonds are escrowed to maturity by government securities and/or U.S. government agency securities and are considered by the manager to be triple-A rated even if issuer has not applied for new ratings.

(g)	Securities traded on a when-issued or delayed delivery basis.

(h)	All or a portion of this security is held at the broker as collateral for open futures contracts.

(i)	The coupon payment on these securities is currently in default as of August 31, 2018.

(j)

Variable rate demand obligations (“VRDOs”) have a demand feature under which the Fund can tender them back to the issuer or liquidity provider on no more than 7 days notice. The interest rate generally resets on a daily or weekly basis and is determined on the specific interest rate reset date by the Remarketing Agent, pursuant to a formula specified in official documents for the VRDO, or set at the highest rate allowable as specified in official documents for the VRDO. VRDOs are benchmarked to the Securities Industry and Financial Markets Association (“SIFMA”) Municipal Swap Index. The SIFMA Municipal Swap Index is compiled from weekly interest rate resets of tax-exempt VRDOs reported to the Municipal Securities Rulemaking Board’s Short-term Obligation Rate Transparency System.

(k)	Maturity date shown is the final maturity date. The security may be sold back to the issuer before final maturity.

See Notes to Schedule of Investments.

WESTERN ASSET MANAGED MUNICIPALS FUND INC.

Schedule of investments (unaudited) (cont’d)	August 31, 2018

Abbreviations used in this schedule:

AGC	— Assured Guaranty Corporation - Insured Bonds
AGM	— Assured Guaranty Municipal Corporation - Insured Bonds
CAB	— Capital Appreciation Bonds
CDA	— Communities Development Authority
COP	— Certificates of Participation
CSCE	— Charter School Credit Enhancement
CWA	— Clean Water Act
DFA	— Development Finance Agency
EDA	— Economic Development Authority
FHA	— Federal Housing Administration - Insured Bonds
GO	— General Obligation
HEFA	— Health & Educational Facilities Authority
HFC	— Housing Finance Commission
IDA	— Industrial Development Authority
LIQ	— Liquidity Facility
LOC	— Letter of Credit
MFA	— Municipal Finance Authority
MTA	— Metropolitan Transportation Authority
NATL	— National Public Finance Guarantee Corporation - Insured Bonds
PCFA	— Pollution Control Financing Authority
SIFMA	— Securities Industry and Financial Markets Association
TFA	— Transitional Finance Authority

At August 31, 2018, the Fund had the following open futures contracts:

	Number of Contracts	Expiration Date	Notional Amount	Market Value	Unrealized Depreciation
Contracts to Sell:
U.S. Treasury Ultra Long-Term Bonds	72	12/18	$11,436,443	$11,470,500	$(34,057)

This Schedule of Investments is unaudited and is intended to provide information about the Fund’s investments as of the date of the schedule. Other information regarding the Fund is available in the Fund’s most recent annual or semi-annual shareholder report.

See Notes to Schedule of Investments.

Notes to Schedule of Investments (unaudited)

1. Organization and significant accounting policies

Western Asset Managed Municipals Fund Inc. (the “Fund”) was incorporated in Maryland and is registered as a non-diversified, closed-end management investment company under the Investment Company Act of 1940, as amended (the “1940 Act”). The Fund seeks to maximize current income exempt from federal income tax as is consistent with preservation of principal.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Investment valuation. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Futures contracts are valued daily at the settlement price established by the board of trade or exchange on which they are traded. If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities as determined in accordance with procedures approved by the Fund’s Board of Directors.

The Board of Directors is responsible for the valuation process and has delegated the supervision of the daily valuation process to the Legg Mason North Atlantic Fund Valuation Committee (the “Valuation Committee”). The Valuation Committee, pursuant to the policies adopted by the Board of Directors, is responsible for making fair value determinations, evaluating the effectiveness of the Fund’s pricing policies, and reporting to the Board of Directors. When determining the reliability of third party pricing information for investments owned by the Fund, the Valuation Committee, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.

The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield

Notes to Schedule of Investments (unaudited) (continued)

analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.

For each portfolio security that has been fair valued pursuant to the policies adopted by the Board of Directors, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board of Directors quarterly.

The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Notes to Schedule of Investments (unaudited) (continued)

The following is a summary of the inputs used in valuing the Fund’s assets and liabilities carried at fair value:

ASSETS
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Municipal Bonds†	—	$821,829,024	—	$821,829,024
Short-Term Investments†	—	3,700,000	—	3,700,000

Total Investments	—	$825,529,024	—	$825,529,024

LIABILITIES
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Other Financial Instruments:
Futures Contracts	$34,057	—	—	$34,057

†	See Schedule of Investments for additional detailed categorizations.

ITEM 2.	CONTROLS AND PROCEDURES.

(a)

The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Western Asset Managed Municipals Fund Inc.

By	/s/ JANE TRUST
Jane Trust
Chief Executive Officer

Date:	October 26, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ JANE TRUST
Jane Trust
Chief Executive Officer

Date:	October 26, 2018

By	/s/ RICHARD F. SENNETT
Richard F. Sennett
Principal Financial Officer

Date:	October 26, 2018